Credit Facilities	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Credit Facilities
18.	Credit Facilities

18.1.	Bank Debt

(in thousands)	June 30 2020	December 31 2019
Current portion	$-	$-
Long-term portion	640,500	874,500

Gross bank debt outstanding 1	$640,500	$874,500

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 26).
On February 27, 2020, the term of the Company’s $2 billion revolving term loan (“Revolving Facility”) was extended by an additional year, with the facility now maturing on February 27, 2025. The Company incurred fees of $1 million in relation to this extension.
The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.
75
:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at June 30, 2020.
Effective February 27, 2020, at the Company’s option, amounts drawn under the Revolving Facility incur interest based on the Company’s leverage ratio at either (i) LIBOR plus 1.00% to 2.05%; or (ii) the Bank of Nova Scotia’s Base Rate plus 0.00% to 1.05%. Undrawn amounts under the Revolving Facility are subject to a stand-by
fee of 0.20% to 0.41% per annum, dependent on the Company’s leverage ratio.
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes.

18.2.	Lease Liabilities
The lease liability relative to the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2020	December 31 2019
Current portion	$718	$724
Long-term portion	3,054	3,528

Total lease liabilities	$3,772	$4,252
The maturity analysis of these leases is as follows:

(in thousands)	June 30 2020
Not later than 1 year	$718
Later than 1 year and not later than 5 years	3,054
Later than 5 years	-

Total lease liabilities	$3,772

18. 3 .	Finance Costs
A summary of the Company’s finance costs relative to the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2020	2019	2020	2019

Interest Expense During Period
Average principal outstanding during period		$708,450	$1,165,994	$746,461	$1,195,591
Average effective interest rate during period	18.1	1.97%	4.25%	2.53%	4.27%
Total interest expense incurred during period		$3,487	$12,388	$9,432	$25,508
Costs related to undrawn credit facilities	18.1	1,121	871	2,259	1,712
Interest expense - lease liabilities	18. 2	28	47	62	78
Letters of guarantee		-	-	-	(46)

Total finance costs		$4,636	$13,306	$11,753	$27,252